Property, Plant and Equipment, Right-of-Use Assets, Intangible Assets and Goodwill - Summary of Property, Plant and Equipment, Right-of-Use Assets, Intangible Assets and Goodwill (Details) - CNY (¥)
¥ in Millions
	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Line Items]
Depreciation and amortization	¥ (11)
Property, plant and equipment [member]
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Line Items]
Net book opening balance	179	¥ 168
Additions	49	28
Business combination		1
Depreciation and amortization	(50)	(43)
Net book opening balance	178	154
Right-of-use assets [member]
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Line Items]
Net book opening balance	148	100
Additions	24	59
Disposals	(3)
Depreciation and amortization	(38)	(20)
Net book opening balance	131	139
Intangible assets other than goodwill [member]
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Line Items]
Net book opening balance	1,622	1,763
Additions	605	20
Business combination		56
Depreciation and amortization	(274)	(170)
Net book opening balance	1,953	1,669
Goodwill [member]
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Line Items]
Net book opening balance	17,140	17,088
Business combination		52
Net book opening balance	¥ 17,140	¥ 17,140